Research and Development Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Research and Development Expenses
Clinical trial related costs	$ 43,707	$ 40,244
Personnel compensation and related costs	21,917	17,282
Other research and development expenses	3,663	2,527
Research and development expenses	$ 69,287	$ 60,053